Cover	Nov. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2022
Entity File Number	000-51446
Entity Registrant Name	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.
Entity Central Index Key	0001304421
Entity Tax Identification Number	02-0636095
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2116 South 17th Street
Entity Address, City or Town	Mattoon
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	61938
City Area Code	217
Local Phone Number	235-3311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CNSL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false